Post balance sheet events	12 Months Ended
Dec. 31, 2019
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Post balance sheet events
37. Post balance sheet events
In January 2020, the Group commenced
£350m
share buyback program in connection with the announcement in December 2019 of the sale of its remaining
25%

interest in Penguin Random House. On 23 March 2020, in response to the uncertainty surrounding the impact of the COVID-19 pandemic, the Group announced it was pausing this share buyback program. At this date the Group had completed the buyback of £167m of shares.
On 23 March 2020, the Group announced an update to its guidance for 2020 to consider the impact of the COVID-19 pandemic on Pearson’s businesses. The update outlined the impact on trading in 2020 and documented some of the uncertainties for the business. The Group does not believe that any of the impacts constitute an adjusting post balance sheet event for the purposes of the 2019 financial statements. The Group includes reference to critical accounting assumptions and judgements in note 1a. The potential impact of the COVID-19 pandemic on the business is highly uncertain and cannot be predicted with confidence but may cause the Group, in 2020, to reassess some of the areas requiring a higher degree of judgement or complexity or areas where assumptions and estimates are significant to the financial statements. These areas include the assessment of goodwill for impairment, as set out in note 11, where the Group has noted that a number of its cash generating units (CGUs) are sensitive to reasonably possible changes in key assumptions. It is highlighted that a relatively small reduction in contribution, that could arise from longer-term disruption caused by the COVID-19, may result in an impairment charge in any of these CGUs. Other areas where assumptions and estimates are significant include the valuation of pre-publication assets, tax balances, provisions for returns and pension assets and liabilities. The assumptions and estimates relating to these areas could change as the impact of COVID-19 becomes clearer although currently they are not expected to have a material impact on the income statement. The Group has also reassessed its funding requirements considering the impact of the COVID-19 pandemic on the business. The impact has been modelled under several scenarios to ensure that the likelihood of a prolonged period of disruption has been appropriately considered in assessing the availability of funding to the Group and the ability of the Group to comply with its banking covenants. Based on this modelling and a review of historical trends in working capital requirements and forecast balance sheets for the next 12 months, the Group believes that it will comply with its banking covenants and has sufficient funds available for the Group’s present requirements.